Condensed Financial Information of the Company (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Company
Condensed balance sheets of parent company

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
ASSETS
Current assets
Cash, cash equivalents and short-term investments	10,242	45,987	6,576
Others	73	93	13
Total current assets	10,315	46,080	6,589

Non-current assets
Investments in subsidiaries, the VIE and subsidiaries of the VIE	318,641,783	413,387,814	59,113,671
Total non-current assets	318,641,783	413,387,814	59,113,671
Total assets	318,652,098	413,433,894	59,120,260

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Convertible bonds, current portion	5,309,597	—	—
Others	29,377	48,738	6,969
Total current liabilities	5,338,974	48,738	6,969

Non-current liabilities
Total non-current liabilities	—	—	—
Total liabilities	5,338,974	48,738	6,969

Shareholders’ equity
Class A ordinary shares (US$0.000005 par value; 77,300,000,000 shares authorized; 5,568,585,848 and 5,693,585,848 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	180	182	26
Additional paid-in capital	117,829,308	125,767,661	17,984,536
Statutory reserves	237,680	1,338,261	191,369
Accumulated other comprehensive income	7,824,545	2,115,683	302,539
Retained earnings	187,421,411	284,163,369	40,634,821
Total shareholders’ equity	313,313,124	413,385,156	59,113,291
Total liabilities and shareholders’ equity	318,652,098	413,433,894	59,120,260

Condensed statements of comprehensive income of parent company

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Total costs and operating expenses	(156,391)	(47,546)	(154,054)	(22,030)
Operating loss	(156,391)	(47,546)	(154,054)	(22,030)

Interest income	6,269	375	685	98
Interest expenses	(43,987)	—	—	—
Other income/(loss), net	107,664	(19)	152,705	21,837
Share of results from subsidiaries, the VIE and subsidiaries of the VIE	60,112,989	112,481,702	97,843,203	13,991,392
Profit before income tax	60,026,544	112,434,512	97,842,539	13,991,297
Income tax expenses	—	—	—	—
Net income	60,026,544	112,434,512	97,842,539	13,991,297

Other comprehensive income
Foreign currency translation difference, net of tax of nil	1,332,984	2,605,982	(5,476,543)	(783,135)
Unrealized gains/(losses) on available-for-sale debt securities, net of tax	68,538	494,803	(232,319)	(33,221)
Total other comprehensive income/(loss)	1,401,522	3,100,785	(5,708,862)	(816,356)
Comprehensive income	61,428,066	115,535,297	92,133,677	13,174,941

Condensed statement of cash flows of parent company

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net cash generated from/(used in) operating activities	71,615	(46,208)	99,966	14,295

CASH FLOW FROM INVESTING ACTIVITIES
Cash received from subsidiaries, the VIE and subsidiaries of the VIE, net	8,816,124	51,909	5,175,917	740,146
Others	—	(7,363)	7,246	1,036
Net cash generated from investing activities	8,816,124	44,546	5,183,163	741,182

CASH FLOW FROM FINANCING ACTIVITIES
Repayment or repurchase of convertible bonds	(8,968,817)	(91)	(5,228,716)	(747,696)
Others	8,191	1,255	1,363	194
Net cash (used in)/generated from financing activities	(8,960,626)	1,164	(5,227,353)	(747,502)

Exchange rate effect on cash, cash equivalents and restricted cash	14,450	231	(12,638)	(1,806)
(Decrease)/increase in cash, cash equivalents and restricted cash	(58,437)	(267)	43,138	6,169
Cash, cash equivalents and restricted cash at beginning of the year	61,553	3,116	2,849	407
Cash, cash equivalents and restricted cash at end of the year	3,116	2,849	45,987	6,576